UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2012 (Unaudited)

DWS Dreman International Value Fund
	Shares	Value ($)
Common Stocks 96.6%
Australia 1.9%
BHP Billiton Ltd. (ADR) (a) (Cost $2,625,643)	30,729	1,890,755
Belgium 1.7%
Delhaize Group SA (ADR) (a) (Cost $3,410,291)	47,960	1,754,377
Bermuda 1.8%
Marvell Technology Group Ltd.* (b) (Cost $2,354,671)	148,904	1,865,767
Brazil 4.0%
Petroleo Brasileiro SA (ADR) (a)	103,010	2,014,875
Vale SA (ADR)	113,041	2,069,781

(Cost $5,748,074)		4,084,656
Canada 9.8%
Agrium, Inc. (a)	28,205	2,203,939
Barrick Gold Corp. (a)	51,288	2,003,309
Kinross Gold Corp.	221,668	1,766,694
Nexen, Inc. (a)	116,127	1,815,065
Yamana Gold, Inc.	149,769	2,182,134

(Cost $12,015,636)		9,971,141
France 5.4%
Sanofi (ADR)	63,545	2,162,436
Societe Generale SA (ADR)*	357,845	1,420,645
Total SA (ADR)	43,566	1,876,388

(Cost $8,510,868)		5,459,469
Germany 8.1%
Allianz SE (ADR)	211,331	1,910,432
BASF SE (ADR)	30,647	2,140,632
Bayer AG (ADR)	34,656	2,189,635
Siemens AG (ADR)	24,486	2,022,544

(Cost $10,231,974)		8,263,243
Hong Kong 1.8%
China Mobile Ltd. (ADR) (Cost $1,713,525)	35,387	1,795,183
India 1.8%
Tata Motors Ltd. (ADR) (a) (Cost $2,104,583)	88,875	1,847,711
Israel 2.0%
Teva Pharmaceutical Industries Ltd. (ADR) (a) (Cost $2,557,674)	51,104	2,002,766
Italy 2.0%
Eni SpA (ADR) (a) (Cost $2,478,152)	52,222	2,012,636
Japan 7.9%
Komatsu Ltd. (ADR)	82,008	1,930,468
Nippon Telegraph & Telephone Corp. (ADR)	93,457	1,999,980
Nomura Holdings, Inc. (ADR)	576,331	1,873,076
Sumitomo Mitsui Financial Group, Inc. (ADR)	378,168	2,231,191

(Cost $9,766,021)		8,034,715
Korea 3.9%
KB Financial Group, Inc. (ADR)	67,825	2,114,783
SK Telecom Co., Ltd. (ADR)	171,105	1,906,110

(Cost $5,979,217)		4,020,893
Netherlands 3.6%
ING Groep NV (ADR)* (a)	295,028	1,711,162
Royal Dutch Shell PLC (ADR)	31,477	1,957,240

(Cost $5,422,704)		3,668,402
Norway 1.9%
Statoil ASA (ADR) (a) (Cost $2,248,557)	84,695	1,922,577
Russia 4.2%
Gazprom OAO (ADR) (a) (c)	230,682	2,025,388
LUKOIL OAO (ADR) (a)	42,603	2,231,545

(Cost $5,754,242)		4,256,933
Spain 5.1%
Banco Bilbao Vizcaya Argentaria SA (ADR) (a)	324,416	1,855,659
Banco Santander SA (ADR) (a)	329,000	1,750,280
Telefonica SA (ADR) (a)	142,070	1,572,715

(Cost $9,986,199)		5,178,654
Switzerland 7.4%
ABB Ltd. (ADR)* (a)	122,022	1,929,168
Credit Suisse Group AG (ADR) (a)	94,213	1,802,295
Foster Wheeler AG* (b)	105,630	1,889,721
UBS AG (Registered)* (a) (d)	167,438	1,905,444

(Cost $10,241,541)		7,526,628
United Kingdom 22.3%
AstraZeneca PLC (ADR) (a)	49,743	2,010,115
BAE Systems PLC (ADR) (a)	121,892	2,074,602
Barclays PLC (ADR) (a)	171,541	1,895,528
BP PLC (ADR)	52,648	1,919,546
Carnival PLC (ADR) (a)	70,179	2,267,483
HSBC Holdings PLC (ADR) (a)	55,805	2,204,297
Prudential PLC (ADR) (a)	99,483	2,090,138
Smith & Nephew PLC (ADR) (a)	43,022	2,007,407
Tesco PLC (ADR) (a)	138,617	1,957,272
Unilever PLC (ADR) (a)	65,248	2,060,532
Vodafone Group PLC (ADR) (a)	79,925	2,141,191

(Cost $27,252,033)		22,628,111

Total Common Stocks (Cost $130,401,605)		98,184,617
Securities Lending Collateral 37.8%
Daily Assets Fund Institutional, 0.24% (e) (f) (Cost $38,377,104)	38,377,104	38,377,104
Cash Equivalents 2.0%
Central Cash Management Fund, 0.14% (e) (Cost $2,009,537)	2,009,537	2,009,537

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $170,788,246) †	136.4	138,571,258
Other Assets and Liabilities, Net	(36.4)	(36,960,586)

Net Assets	100.0	101,610,672

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $171,221,905.  At May 31, 2012, net unrealized depreciation for all securities based on tax cost was $32,650,647 . This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $492,186 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,142,833.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2012 amounted to $37,585,242, which is 37.0% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the London Stock Exchange.
(d)	Listed on the New York Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At May 31, 2012 the DWS Dreman International Value Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	24,764,930	25.2%
Energy	17,775,260	18.1%
Materials	14,257,244	14.5%
Health Care	10,372,359	10.6%
Industrials	9,846,503	10.0%
Telecommunication Services	9,415,179	9.6%
Consumer Staples	5,772,181	5.9%
Consumer Discretionary	4,115,194	4.2%
Information Technology	1,865,767	1.9%
Total	98,184,617	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$1,890,755	$—	$—	$1,890,755
Belgium	1,754,377	—	—	1,754,377
Bermuda	1,865,767	—	—	1,865,767
Brazil	4,084,656	—	—	4,084,656
Canada	9,971,141	—	—	9,971,141
France	5,459,469	—	—	5,459,469
Germany	8,263,243	—	—	8,263,243
Hong Kong	1,795,183	—	—	1,795,183
India	1,847,711	—	—	1,847,711
Israel	2,002,766	—	—	2,002,766
Italy	2,012,636	—	—	2,012,636
Japan	8,034,715	—	—	8,034,715
Korea	4,020,893	—	—	4,020,893
Netherlands	3,668,402	—	—	3,668,402
Norway	1,922,577	—	—	1,922,577
Russia	2,231,545	2,025,388	—	4,256,933
Spain	5,178,654	—	—	5,178,654
Switzerland	7,526,628	—	—	7,526,628
United Kingdom	22,628,111	—	—	22,628,111
Short-Term Investments(g)	40,386,641	—	—	40,386,641
Total	$136,545,870	$2,025,388	$—	$138,571,258

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman International Value Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 24, 2012